EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2015
EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share

	Nine-month period ended September 30, 2014	Nine-month period ended September 30, 2015
	RMB	RMB
Numerator:
Net income attributable to Ctrip's shareholders	467,164,487	2,431,928,022
Eliminate the dilutive effect of interest expense of convertible bond	9,190,333	145,195,565

Numerator for diluted earnings per share	476,354,820	2,577,123,587

Denominator:
Denominator for basic earnings per ordinary share—weighted average ordinary shares outstanding	34,038,621	35,460,682
Dilutive effect of share options	3,059,411	3,033,214
Dilutive effect of convertible bond	1,727,690	6,134,484
Dilutive effect of convertible bond sold warrants	892,676	497,812

Denominator for diluted earnings per ordinary share	39,718,398	45,126,192

Basic earnings per ordinary share	13.72	68.58

Diluted earnings per ordinary share	11.99	57.11

Basic earnings per ADS	1.72	8.58

Diluted earnings per ADS	1.50	7.14

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share

	Nine-month period ended September 30, 2014	Nine-month period ended September 30, 2015
	RMB	RMB
2018 convertible senior notes	2,551,346	—
Priceline convertible notes	303,891	—
Outstanding weighted average stock options	72,302	430,029
Sold Warrants	1,950,251	2,048,305

	4,877,790	2,478,334